CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (3,754)	$ (1,709)	$ (5,995)	$ (3,143)	$ (17,054)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	46	20	235	541	1,965
Depreciation			0	35	113
Amortization of operating lease right-of-use asset			0	129	696
Amortization of debt discount	7	236	245	468	259
Increase in fair value of derivative liabilities			0	0	50
Imputed interest expense on 2025 bridge loans	0	25	154	0	0
Change in fair value of warrant liabilities			0	(376)	(1,593)
Extinguishment of the 2021 Award			(1,236)	0	0
Gain on extinguishment of accrued interest	(56)	0
Write-off of fair value of derivative liabilities			(95)	0	0
Loss on extinguishment of debt			0	25	436
Loss on issuance of common stock			0	0	231
Gain on debt conversion			(154)	0	0
Gain on sales and disposals of property and equipment			(1)	(38)	(288)
Changes in operating assets and liabilities:
License and service receivable	0	2,359	2,359	(2,359)	0
Unbilled receivable	0	112	359	(359)	0
Prepaid expenses and other assets	(1,655)	36	(337)	52	467
Accounts payable	315	(139)	(2,633)	(353)	2,679
Accrued expenses	(377)	82	167	285	(1,638)
Accrued interest	21	182	609	509	48
Operating lease liabilities			(4)	(131)	(712)
Net cash (used in) provided by operating activities	(5,453)	1,204	(6,327)	(4,715)	(14,341)
Cash flows from investing activities:
Proceeds from the sale of property and equipment			1	38	309
Net cash provided by investing activities			1	38	309
Cash flows from financing activities:
Proceeds from the issuance of common stock, pre-funded warrants, and common stock warrants, net of issuance costs			0	0	1,738
Proceeds from the sale of common stock through ATM program, net of issuance costs					3,150
Proceeds from issuance of pre-funded warrants in connection with the 2025 PIPE transaction, net issuance costs			9,691	0	0
Proceeds from issuance of pre-funded warrants under the Coastlands and Domicilium Securities Purchase Agreements, net of issuance costs	6,991		0
Proceeds from debt financing obligation	0	390	2,865	3,668	0
Repayment of term loan principal	0	(1,255)	(1,255)	(610)	(9,401)
Proceeds (repayment) from advances from collaboration partners			(300)	381	431
Exercise of stock options	40	0
Net cash provided by (used in) financing activities	7,031	(865)	11,001	3,439	(4,082)
Net increase (decrease) in cash, cash equivalents and restricted cash	1,578	339	4,675	(1,238)	(18,114)
Cash, cash equivalents and restricted cash at the beginning of the year	4,791	116	116	1,354	19,468
Cash, cash equivalents and restricted cash at the end of the year	6,369	455	4,791	116	1,354
Reconciliation of cash, cash equivalents and restricted cash to consolidated balance sheet:
Cash and cash equivalents	6,363	450	4,785	111	1,134
Restricted cash	6	5	6	5	220
Total cash, cash equivalents and restricted cash	6,369	455	4,791	116	1,354
Supplemental disclosure of cash flow activities:
Cash paid for interest	0	40	25	139	989
Noncash financing activities:
Fair value of common stock and pre-funded warrants issued to loan holder			0	865	0
Domicilium debt conversion	$ 1,056	$ 0	$ 8,497	$ 0	$ 0